LVIP MFS International Growth Fund
Schedule of Investments
March 31, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–97.45%
Australia–0.85%
Brambles	1,044,899	$ 6,753,960
Oil Search	2,744,842	3,980,726
		10,734,686
Brazil–0.16%
Ambev ADR	894,245	2,056,764
		2,056,764
Canada–6.42%
Agnico Eagle Mines	278,787	11,129,293
Canadian National Railway	415,221	32,233,606
Element Fleet Management	1,623,257	10,334,955
Franco-Nevada	95,426	9,534,463
Ritchie Bros Auctioneers	524,163	17,952,574
		81,184,891
China–2.39%
†51job ADR	58,926	3,617,467
†Alibaba Group Holding ADR	36,740	7,145,195
China Resources Beer Holdings	940,000	4,261,058
China Resources Gas Group	390,000	1,957,119
Tencent Holdings	268,500	13,271,309
		30,252,148
Czech Republic–0.08%
Komercni banka	52,082	981,915
		981,915
Denmark–1.30%
Novo Nordisk Class B	274,603	16,398,203
		16,398,203
France–19.99%
Air Liquide	205,792	26,268,815
Danone	533,301	34,130,292
Dassault Systemes	26,047	3,802,628
EssilorLuxottica	238,210	25,220,403
Kering	29,765	15,519,843
Legrand	114,146	7,280,448
L'Oreal	157,542	40,773,539
LVMH Moet Hennessy Louis Vuitton	118,548	43,477,605
Pernod Ricard	181,640	25,781,277
Schneider Electric	362,042	30,600,821
		252,855,671
Germany–9.92%
Bayer	350,505	20,083,390
Brenntag	229,386	8,334,079
GEA Group	438,251	9,053,274
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Germany (continued)
†QIAGEN	332,714	$ 13,434,042
SAP	537,796	60,043,800
Symrise	156,539	14,481,237
		125,429,822
Hong Kong–4.72%
AIA Group	6,671,400	59,739,942
		59,739,942
India–2.02%
Adani Ports & Special Economic Zone	370,580	1,231,550
HDFC Bank ADR	314,356	12,090,132
Infosys ADR	807,450	6,629,165
ITC	2,505,342	5,649,449
		25,600,296
Ireland–0.89%
Flutter Entertainment	126,126	11,272,302
		11,272,302
Israel–2.23%
†Mellanox Technologies	111,174	13,487,630
†Nice ADR	102,425	14,704,133
		28,191,763
Italy–0.75%
Prysmian	598,463	9,501,717
		9,501,717
Japan–11.09%
AEON Financial Service	891,500	9,524,855
Bandai Namco Holdings	215,900	10,471,845
Hitachi	1,119,800	32,167,813
Japan Airport Terminal	99,100	3,808,594
Japan Tobacco	642,400	11,882,272
Kansai Paint	67,900	1,287,923
Kao	264,700	21,564,642
Koito Manufacturing	165,200	5,553,887
Obic	101,900	13,276,515
SoftBank Group	151,900	5,377,621
Terumo	598,800	20,515,705
TOTO	148,700	4,905,337
		140,337,009
Mexico–0.47%
Grupo Financiero Banorte Class O	1,414,154	3,874,803
Wal-Mart de Mexico	885,446	2,086,103
		5,960,906
Netherlands–1.11%
Akzo Nobel	213,353	14,031,933
		14,031,933
LVIP MFS International Growth Fund–1

LVIP MFS International Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Peru–0.28%
Credicorp	25,062	$ 3,585,620
		3,585,620
Republic of Korea–0.77%
NAVER	69,718	9,693,200
		9,693,200
Russia–0.09%
†Yandex Class A	32,674	1,112,550
		1,112,550
Singapore–1.33%
DBS Group Holdings	1,286,300	16,783,835
		16,783,835
Spain–0.75%
Amadeus IT Group	200,490	9,436,832
		9,436,832
Switzerland–13.19%
†Alcon	75,262	3,855,727
Nestle	558,209	57,142,619
Novartis	442,138	36,475,845
Roche Holding	187,068	60,187,606
Sika	56,065	9,206,587
		166,868,384
Taiwan–2.16%
Delta Electronics	658,000	2,604,242
Taiwan Semiconductor Manufacturing ADR	518,623	24,784,993
		27,389,235
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
United Kingdom–12.06%
Burberry Group	436,391	$ 7,093,423
Compass Group	606,089	9,442,929
Croda International	218,163	11,509,750
Diageo	995,860	31,578,251
Experian	582,044	16,175,777
Intertek Group	107,935	6,306,108
Linde	166,248	28,833,704
Reckitt Benckiser Group	392,642	29,909,733
†Rolls-Royce Holdings	2,769,156	11,703,692
		152,553,367
United States–2.43%
Accenture Class A	131,373	21,447,956
†Mettler-Toledo International	13,504	9,324,647
		30,772,603
Total Common Stock (Cost $1,024,980,816)		1,232,725,594

MONEY MARKET FUND–0.41%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 0.32%)	5,240,518	5,240,518
Total Money Market Fund (Cost $5,240,518)		5,240,518

TOTAL INVESTMENTS–97.86% (Cost $1,030,221,334)	1,237,966,112
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–2.14%	27,011,435
NET ASSETS APPLICABLE TO 81,106,634 SHARES OUTSTANDING–100.00%	$1,264,977,547

† Non-income producing.

Summary of Abbreviations:
ADR–American Depositary Receipt
See accompanying notes.
LVIP MFS International Growth Fund–2

LVIP MFS International Growth Fund
Notes
March 31, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP MFS International Growth Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP MFS International Growth Fund–3

LVIP MFS International Growth Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$—	$10,734,686	$—	$10,734,686
Brazil	2,056,764	—	—	2,056,764
Canada	81,184,891	—	—	81,184,891
China	10,762,662	19,489,486	—	30,252,148
Czech Republic	—	981,915	—	981,915
Denmark	—	16,398,203	—	16,398,203
France	—	252,855,671	—	252,855,671
Germany	13,434,042	111,995,780	—	125,429,822
Hong Kong	—	59,739,942	—	59,739,942
India	18,719,297	6,880,999	—	25,600,296
Ireland	—	11,272,302	—	11,272,302
Israel	28,191,763	—	—	28,191,763
Italy	—	9,501,717	—	9,501,717
Japan	—	140,337,009	—	140,337,009
Mexico	5,960,906	—	—	5,960,906
Netherlands	—	14,031,933	—	14,031,933
Peru	3,585,620	—	—	3,585,620
Republic of Korea	—	9,693,200	—	9,693,200
Russia	1,112,550	—	—	1,112,550
Singapore	—	16,783,835	—	16,783,835
Spain	—	9,436,832	—	9,436,832
Switzerland	—	166,868,384	—	166,868,384
Taiwan	24,784,993	2,604,242	—	27,389,235
United Kingdom	—	152,553,367	—	152,553,367
United States	30,772,603	—	—	30,772,603
Money Market Fund	5,240,518	—	—	5,240,518
Total Investments	$225,806,609	$1,012,159,503	$—	$1,237,966,112
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at March 31, 2020, a portion of the Fund’s common stock investments was categorized as Level 2.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. The Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP MFS International Growth Fund–4